Provisions (Tables)	12 Months Ended
Mar. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of Sales Contract Provisions

	Warranty	Sales contracts	Sales returns	Other	Total
	$	$	$	$	$
Balance as at March 31, 2016	6,879	4,002	—	798	11,679
Additional provisions recognized	4,265	—	3,372	261	7,898
Reductions resulting from settlement	(3,025)	(1,002)	—	—	(4,027)
Other	—	—	—	22	22
Balance as at March 31, 2017	8,119	3,000	3,372	1,081	15,572
Additional provisions recognized	4,848	—	2,524	369	7,741
Reductions resulting from settlement	(3,446)	—	(2,842)	—	(6,288)
Release of provisions	—	—	158	—	158
Other	(211)	—	80	50	(81)
Balance as at March 31, 2018	9,310	3,000	3,292	1,500	17,102

Schedule of Current and Non-Current Provisions
Provisions are classified as current and non-current liabilities based on management’s expectation of the timing of settlement, as follows:

	2018	2017
	$	$
Current provisions	6,300	6,046
Non-current provisions	10,802	9,526
	17,102	15,572